Commitments and Contingencies (Summary of Maximum Potential Amount of Future Payments under Guarantees) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2018	Mar. 31, 2018
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 2,205	¥ 2,165
Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	393	241
Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	173	164
Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	2,076	2,210
Guarantees for repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	754	709
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	12,172	13,861
Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 12,941	¥ 11,654